Expense Example	Apr. 29, 2026 USD ($)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381